Financial Instruments - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 3,221,646	$ 3,067,071
Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	146,304	283,962	$ 131,232
Financial assets at FVTPL - unlisted equity securities | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 3,830	9,990
Valuation technique(s) and key inputs	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 63,091	81,101
Market approach [member] | Financial assets at FVTPL - unlisted equity securities | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 83,213	202,861
Valuation technique(s) and key inputs	Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.
Significant unobservable input(s)	Expected volatility ranged from 34.2% to 68.5% and 57.4% to 68.6% as at April 30, 2021 and 2022, respectively, taking into account peer companies’ volatility used by market participants when pricing the investment (note (i)).
Income approach [member] | Movie income right investments [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 63,091	$ 81,101
Valuation technique(s) and key inputs	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right
Significant unobservable input(s)	Discount rate, taking into account weighted average cost of capital determined using a Capital Asset Pricing Model ranged from 10.40% - 12.59% as atApril 30, 2021 and 2022